Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 2,308	$ 3,298
Items that may be reclassified to profit
Currency translation differences (net of taxes of $(9) and $9)	(383)	826
Change in fair value of debt securities (net of taxes of $nil and $nil)	1	(3)
Share of other comprehensive income of joint venture	0	1
Items that may be reclassified to profit	(382)	824
Items that will not be reclassified to profit
Change in fair value of marketable equity securities (net of taxes of $1 and $(14))	(5)	96
Remeasurements of retirement benefit plans (net of taxes of $(68) and $13)	151	(45)
Items that will not be reclassified to profit	146	51
Other comprehensive income (loss)	(236)	875
Total comprehensive income for the year	2,072	4,173
Total comprehensive income (loss) attributable to:
Shareholders of the company	2,191	4,132
Non-controlling interests	(119)	41
Total comprehensive income for the year	2,072	4,173
Total comprehensive income (loss) attributable to shareholders of the company from:
Continuing operations	2,217	4,904
Discontinued operations	(26)	(772)
Total comprehensive income, attributable to owners of parent	$ 2,191	$ 4,132